Classification of financial assets and liabilities - Financial assets (Details) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial assets at fair value through profit or loss
Mandatorily	kr 62,517	kr 60,065
Derivatives used for hedge accounting	2,655	3,315
Amortized cost	258,769	257,019
Total financial assets	323,941	320,399
Cash and cash equivalents
Financial assets at fair value through profit or loss
Amortized cost	11,128	3,362
Total financial assets	11,128	3,362
Treasuries/government bonds
Financial assets at fair value through profit or loss
Mandatorily	10,872	22,266
Total financial assets	10,872	22,266
Other interest-bearing securities except loans
Financial assets at fair value through profit or loss
Mandatorily	45,881	33,551
Total financial assets	45,881	33,551
Loans in the form of interest-bearing securities
Financial assets at fair value through profit or loss
Amortized cost	46,578	50,780
Total financial assets	46,578	50,780
Loans to credit institutions
Financial assets at fair value through profit or loss
Amortized cost	20,775	31,315
Total financial assets	20,775	31,315
Loans to the public
Financial assets at fair value through profit or loss
Amortized cost	180,288	171,562
Total financial assets	180,288	171,562
Derivatives
Financial assets at fair value through profit or loss
Mandatorily	5,764	4,248
Derivatives used for hedge accounting	2,655	3,315
Total financial assets	kr 8,419	kr 7,563